Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Base Rents to be Received
The following table sets forth the undiscounted cash flows for future minimum base rents to be received under operating leases as of September 30, 2020:

As of September 30, 2020
Remaining 2020	$72,450
2021	303,943
2022	305,905
2023	292,005
2024	251,481
Thereafter	1,137,808

Total	$2,363,592

The following table sets forth the undiscounted cash flows for future minimum base rents to be received under operating leases as of December 31, 2019. The Company’s current leases have expirations ranging from 2020 to 2044.

As of December 31, 2019
2020	$288,579
2021	296,570
2022	298,582
2023	284,369
2024	248,114
Thereafter	1,089,718

Total	$2,505,932

Schedule of Lease, Cost
The following table sets forth the weighted-average for the lease term and the discount rate as of September 30, 2020:

Lease Term and Discount Rate	As of September 30, 2020
Weighted-average remaining lease term in years.	80.3
Weighted-average discount rate (1)	4.98%
(1)
Because the rate implicit in each of the Company’s leases was not readily determinable, the Company used an incremental borrowing rate. In determining the Company’s incremental borrowing rate for each lease, the Company considered recent rates on secured borrowings, observable risk-free interest rates and credit spreads correlating to the Company’s creditworthiness, the impact of collateralization and the term of each of the Company’s lease agreements.

Lease Term and Discount Rate	December 31, 2019
Weighted-average remaining lease term in years	80.9
Weighted-average discount rate (1)	4.98%

(1)
Because the rate implicit in each of the Company’s leases was not readily determinable, the Company used incremental borrowing rate. In determining the Company’s incremental borrowing rate for each lease, the Company considered recent rates on secured borrowings, observable risk-free interest rates and credit spreads correlating to the Company’s creditworthiness, the impact of collateralization and the term of each of the Company’s lease agreements.

Schedule of Remaining Required Payments Under Ground Leases
Maturities of lease liabilities as of September 30, 2020 were as follows:

As of September 30, 2020
Remaining 2020	$407
2021	1,632
2022	1,675
2023	1,741
2024	1,776
Thereafter	286,738

Total undiscounted lease payments	293,969
Less: imputed interest	(248,483)

Total lease liabilities	$45,486

Maturities of lease liabilities as of December 31, 2019 were as follows:

December 31, 2019
2020	$1,629
2021	1,632
2022	1,675
2023	1,741
2024	1,776
Thereafter	286,739

Total undiscounted lease payments	295,192

Less imputed interest	(250,172)

Total lease liabilities	$45,020

Future Minimum Commitments
The future minimum commitments under the Company’s ground leases as of December 31, 2018 were as follows:

December 31, 2018
2019	$1,032
2020	1,032
2021	1,032
2022	1,072
2023	1,422
Thereafter	199,024

Total	$204,614